Nature of Business: Schedule of states with premiums greater than 5% (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of states with premiums greater than 5%

				Deposits on
	Direct Life and Health Premium			Annuity Contracts

	2017	2016	2015	2017	2016	2015
Michigan	62%	63%	63%	9%	6%	8%
Texas	24	23	23	5	8	7
California	5	6	5	6	7	8
Pennsylvania	*	*	*	8	6	5
Iowa	*	*	*	7	6	5
Indiana	*	*	*	6	7	6
Wisconsin	*	*	*	6	6	5
Washington	*	*	*	*	5	5
Florida	*	*	*	*	*	5

*Less than 5%.